LOSS BEFORE TAX	12 Months Ended
Dec. 31, 2023
Profit (loss) [abstract]
LOSS BEFORE TAX	LOSS BEFORE TAX
The Company’s loss before tax is arrived at after charging:

	2023	2022	2021
	US$’000	US$’000	US$’000
Employee benefit expense (including directors’ remuneration):
Wages and salaries	204,128	147,385	105,751
Other employee benefits	7,729	5,057	2,257
Equity-settled share-based compensation expense	47,680	34,338	20,158